Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Severance	$ (14)	$ 4	$ (245)	$ (230)
Acquisition and other	(27)	(26)	(43)	(21)
Total severance, acquisition and other costs	$ (41)	$ (22)	$ (288)	$ (251)